Financial Instruments And Risk Analysis - Additional Information (Detail) - BRL (R$) R$ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Percentage financial liabilities exposed to foreign exchange		52.30%	53.60%
Percentage of cash investments made with counter parties		80.92%
Proceeds from capital increase		R$ 4,000,000
Percentage of US dollar-denominated debt hedged by cash		32.00%
Debt issue		R$ 2,500,000
Capital Expenditure [Member] | Judicial Reorganisation [Member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from capital increase		R$ 4,000,000
Hedging Instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Dollar-denominated debt service hedging percentage		67.00%
Currency hedging percentage		50.10%
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of incurred debt subject to floating interest rates		47.50%	46.00%
TJLP [Member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate		5.57%	6.98%	5.95%	6.26%	7.03%	6.56%	6.60%	6.75%	7.00%
Possible Scenario
Disclosure of detailed information about financial instruments [line items]
Foreign exchange rate sensitivity		50.00%
Remote Scenario
Disclosure of detailed information about financial instruments [line items]
Foreign exchange rate sensitivity		25.00%
Scenario Forcast | TJLP [Member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange rate sensitivity	5.09%